Employees and Personnel Costs - Disclosures Regarding Total Remuneration of The Board and Senior Executives (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees and Personnel Costs
Base Salary, Board Fee	kr 18,694	kr 15,459	kr 12,886
Pension costs	1,953	1,876	1,644
Variable Remuneration	4,175	3,117	2,947
Other Remuneration		472	4,701
Share-based Payments	9,906	3,820	249
Reimbursement received	34,728	24,744	22,427
Elmar Schnee
Employees and Personnel Costs
Base Salary, Board Fee	898	834	402
Share-based Payments	465	310	101
Reimbursement received	1,363	1,144	503
Thomas Eklund
Employees and Personnel Costs
Base Salary, Board Fee		72	280
Share-based Payments		43	37
Reimbursement received		115	317
Hilde Furberg
Employees and Personnel Costs
Base Salary, Board Fee	336	273	180
Share-based Payments	162	106	37
Reimbursement received	499	379	217
Lennart Hansson
Employees and Personnel Costs
Base Salary, Board Fee	360	281	102
Share-based Payments	162	106	37
Reimbursement received	522	387	139
Bengt Julander
Employees and Personnel Costs
Base Salary, Board Fee		58	102
Reimbursement received		58	102
Diane Parks
Employees and Personnel Costs
Base Salary, Board Fee	421	379	201
Share-based Payments	162	106	37
Reimbursement received	584	485	238
Molly Henderson
Employees and Personnel Costs
Base Salary, Board Fee	539	345
Share-based Payments	124	37
Reimbursement received	664	382
Olav Helleb (until May 2019)
Employees and Personnel Costs
Base Salary, Board Fee			58
Reimbursement received			58
CEO
Employees and Personnel Costs
Base Salary, Board Fee	4,860	3,401	2,634
Pension costs	760	678	510
Variable Remuneration	1,840	1,357	956
Share-based Payments	3,270	1,094
Reimbursement received	10,730	6,530	4,100
Other executive management [Member]
Employees and Personnel Costs
Base Salary, Board Fee	11,279	9,816	8,927
Pension costs	1,193	1,198	1,134
Variable Remuneration	2,335	1,760	1,991
Other Remuneration		472	4,701
Share-based Payments	5,561	2,018
Reimbursement received	20,367	15,264	16,753
Other executive management [Member] | Subsidiaries
Employees and Personnel Costs
Base Salary, Board Fee	2,775	2,547	2,382
Pension costs	167	129
Variable Remuneration	694	636	591
Share-based Payments	1,515
Reimbursement received	kr 5,151	kr 3,312	kr 2,973